Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Noncurrent Liabilities [Line Items]
Other non-current liabilities
20 Other
non-current
liabilities
Other
non-current
liabilities primarily comprise lease liabilities amounting to EUR 19 million (2024: EUR 25 million), which relate to Aegon’s new office at World Trade Center (WTC) Schiphol Airport. Of the lease liability, EUR 12 million matures within the next 5 years.